Vessel Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel Operating Expenses
Crew costs	$ 26,130,171	$ 23,963,712	$ 25,824,142
Insurances	3,269,961	3,213,131	3,273,552
Stores	3,753,532	3,798,246	1,874,962
Spares	3,765,560	3,139,300	2,556,623
Repairs and surveys	1,983,375	1,964,837	2,188,650
Flag expenses	1,057,825	875,347	643,661
Lubricants	2,881,776	3,225,877	3,250,710
Telecommunication expenses	574,140	397,166	450,040
Miscellaneous expenses	1,824,107	1,856,642	1,679,945
Total	$ 45,240,447	$ 42,434,258	$ 41,742,285